Note 46 Fixed remuneration of executive directors (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors	€ 2,551	€ 2,551
Board of Directors Chairman [Member]
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors	1,462	1,462
Chief Executive Officer [Member]
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors	€ 1,090	€ 1,090